COMMITMENTS AND CONTINGENCIES - Licenses (Details) ₽ in Millions, ₴ in Millions			1 Months Ended		12 Months Ended
	Jan. 01, 2013	Jul. 12, 2012 RUB (₽) item	Mar. 31, 2015 UAH (₴)	Mar. 31, 2015 RUB (₽)	Dec. 31, 2017 UAH (₴)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2015 UAH (₴)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)
LTE license
Commitments and Contingencies related to Licenses
Number of years to deploy service	7 years
Minimum number of inhabitants for providing LTE services | item		50,000
Minimum annual investment | ₽		₽ 15,000
UMTS Licenses | MTS Ukraine
Commitments and Contingencies related to Licenses
License cost			₴ 2,715	₽ 6,015
Grant period (in years)			15 years	15 years
Amount paid for conversion of frequencies					₴ 299	₽ 645	₴ 358	₽ 865
Amount payable for conversion of frequencies					₴ 232				₽ 476